Schedule of other payables and accrued liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Payables and Accruals [Abstract]
Accrued salary	$ 808	$ 6,272	$ 4,561
Income tax payable	1	5	17
Other payables	4	36	2,471
Total	$ 813	$ 6,313	$ 7,049